Document and Entity Information	Jul. 25, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001832415
Document Type	8-K
Document Period End Date	Jul. 25, 2023
Entity Registrant Name	BETTER THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39864
Entity Tax Identification Number	85-3472546
Entity Address, Address Line One	548 Market Street #49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	887-2311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	BTTX
Entity Emerging Growth Company	true
Entity Ex Transition Period	false